UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

 Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2018 (unaudited)

Description	Shares	Fair Value
Common Stocks | 96.4%
Belgium | 1.4%
Anheuser-Busch InBev SA/NV	23,900	$2,626,671
Brazil | 0.7%
Cielo SA	211,680	1,326,586
Canada | 3.8%
CAE, Inc.	83,400	1,552,320
Canadian National Railway Co.	36,800	2,689,555
National Bank of Canada	64,700	3,045,297
		7,287,172
China | 2.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	8,815	1,617,905
Tencent Holdings, Ltd.	52,700	2,805,285
		4,423,190
Finland | 1.3%
Sampo Oyj, A Shares	42,166	2,351,774
France | 1.2%
Ubisoft Entertainment SA (*)	27,700	2,339,892
Germany | 2.5%
Continental AG	9,854	2,721,921
Symrise AG	23,915	1,925,643
		4,647,564
Hong Kong | 1.6%
AIA Group, Ltd.	359,600	3,069,860
Ireland | 1.4%
Shire PLC	54,636	2,723,563
Israel | 1.0%
Israel Discount Bank, Ltd., Class A (*)	662,300	1,904,714
Japan | 6.2%
Daiwa House Industry Co., Ltd.	74,700	2,875,215
Kao Corp.	29,000	2,186,465
Ryohin Keikaku Co., Ltd.	8,600	2,864,097
TechnoPro Holdings, Inc.	35,200	2,137,524
Yamaha Corp.	40,400	1,766,538
		11,829,839
Netherlands | 2.0%
Wolters Kluwer NV	71,582	3,812,224
Singapore | 1.4%
Oversea-Chinese Banking Corp., Ltd.	261,900	2,579,766
South Africa | 0.9%
Sanlam, Ltd.	228,696	1,650,517
Sweden | 2.9%
Assa Abloy AB, Class B	81,229	1,763,630
Description	Shares	Fair Value
Hexagon AB, B Shares	39,500	$2,366,494
Nordea Bank AB	135,600	1,448,637
		5,578,761
Switzerland | 0.9%
Julius Baer Group, Ltd.	27,300	1,680,998
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	47,550	2,080,788
United Kingdom | 12.7%
Ashtead Group PLC	94,091	2,565,717
British American Tobacco PLC	27,012	1,568,078
Coca-Cola European Partners PLC	51,845	2,159,863
Compass Group PLC	108,319	2,213,411
Diageo PLC	85,462	2,891,187
Prudential PLC	91,789	2,294,480
RELX NV	158,507	3,288,388
Rio Tinto PLC	29,100	1,477,460
RSA Insurance Group PLC	218,200	1,930,302
Unilever PLC	68,899	3,828,492
		24,217,378
United States | 51.1%
Accenture PLC, Class A	20,490	3,145,215
Alphabet, Inc., Class A (*)	4,228	4,385,028
Aon PLC	26,850	3,767,860
Apple, Inc.	19,575	3,284,293
Applied Materials, Inc.	22,830	1,269,576
AutoZone, Inc. (*)	2,665	1,728,759
Biogen, Inc. (*)	12,570	3,441,917
Cisco Systems, Inc.	54,750	2,348,228
Citigroup, Inc.	42,295	2,854,913
Comerica, Inc.	22,800	2,187,204
Crown Holdings, Inc. (*)	31,055	1,576,041
DXC Technology Co.	17,735	1,782,900
Eaton Corp. PLC	19,620	1,567,834
eBay, Inc. (*)	47,900	1,927,496
Five Below, Inc. (*)	25,945	1,902,806
Honeywell International, Inc.	22,400	3,237,024
Intercontinental Exchange, Inc.	47,100	3,415,692
IQVIA Holdings, Inc. (*)	33,280	3,265,101
Johnson & Johnson	25,130	3,220,410
Johnson Controls International PLC	39,325	1,385,813
Microsoft Corp.	44,325	4,045,543
Molson Coors Brewing Co., Class B	23,900	1,800,387
Motorola Solutions, Inc.	20,320	2,139,696
Rockwell Automation, Inc.	11,410	1,987,622
S&P Global, Inc.	14,800	2,827,688

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Description	Shares	Fair Value
Schlumberger, Ltd.	37,570	$2,433,785
Snap-on, Inc.	11,850	1,748,349
Starbucks Corp.	26,365	1,526,270
The Charles Schwab Corp.	57,800	3,018,316
The Coca-Cola Co.	91,645	3,980,142
The J.M. Smucker Co.	16,700	2,070,967
Thermo Fisher Scientific, Inc.	16,900	3,489,174
United Technologies Corp.	17,365	2,184,864
Visa, Inc., Class A	27,710	3,314,670
Welbilt, Inc. (*)	74,400	1,447,080
Worldpay, Inc., Class A (*)	49,180	4,044,563
Zoetis, Inc.	41,910	3,499,904
		97,253,130
Total Common Stocks (Cost $146,714,673)		183,384,387

Description	Principal Amount (000) (¢)	Fair Value
Foreign Government Obligations | 13.9%
Brazil | 0.4%
Brazil NTN-F, 10.00%, 01/01/21	2,739	$869,669
Dominican Republic | 1.0%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	16,800	407,131
8.90%, 02/15/23 (#)	48,000	993,575
10.50%, 04/07/23 (#)	20,300	427,318
		1,828,024
Egypt | 3.3%
Egypt Treasury Bills:
0.00%, 06/26/18	12,550	682,776
0.00%, 07/03/18	26,600	1,444,546
0.00%, 08/21/18	78,300	4,128,664
		6,255,986
Indonesia | 1.0%
Indonesia Government Bonds:
8.25%, 07/15/21	10,321,000	796,706
8.375%, 09/15/26	13,313,000	1,072,389
		1,869,095
Malaysia | 2.2%
Malaysia Government Bonds:
3.58%, 09/28/18	9,150	2,369,341
3.759%, 03/15/19	4,661	1,211,690
3.654%, 10/31/19	2,470	641,597
		4,222,628
Description	Principal Amount (000) (¢)	Fair Value
Mexico | 1.5%
Mexican Bonos:
6.50%, 06/10/21	39,180	$2,109,748
5.75%, 03/05/26	13,620	680,839
		2,790,587
Romania | 0.7%
Romania Government Bonds:
5.85%, 04/26/23	1,580	450,620
5.80%, 07/26/27	3,220	931,857
		1,382,477
Russia | 1.1%
Russia Government Bonds - OFZ, 7.05%, 01/19/28	116,300	2,045,104
South Africa | 1.1%
Republic of South Africa, 6.75%, 03/31/21	25,950	2,176,854
Sri Lanka | 0.1%
Sri Lanka Government Bonds, 9.25%, 05/01/20	32,000	203,477
Turkey | 1.5%
Turkey Government Bonds:
10.40%, 03/27/19	5,700	1,400,692
2.00%, 10/26/22	6,007	1,451,054
		2,851,746
Total Foreign Government Obligations (Cost $26,304,721)		26,495,647

Description	Shares	Fair Value
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $1,259,805)	1,259,805	$1,259,805
Total Investments | 111.0% (Cost $174,279,199) (¤)		$211,139,839
Liabilities in Excess of Cash and Other Assets | (11.0)%		(20,867,463)
Net Assets | 100.0%		$190,272,376

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	12,060,580	USD	554,000	CIT	08/21/18	$2,827	$—
ARS	21,538,800	USD	1,116,000	HSB	04/05/18	—	46,741
ARS	17,211,800	USD	820,000	HSB	06/15/18	3,107	—
ARS	23,737,320	USD	1,116,000	HSB	06/15/18	19,172	—
ARS	47,115,000	USD	2,250,000	JPM	05/22/18	32,190	—
ARS	17,849,260	USD	869,000	SCB	04/27/18	6,894	—
BRL	4,942,385	USD	1,515,000	CIT	04/09/18	—	18,723
BRL	3,999,275	USD	1,187,045	CIT	10/16/18	3,913	—
BRL	3,029,872	USD	926,000	HSB	04/20/18	—	9,532
BRL	3,290,208	USD	983,238	JPM	04/09/18	12,853	—
BRL	3,363,815	USD	1,015,829	JPM	04/09/18	2,546	—
CLP	586,595,520	USD	976,000	HSB	04/20/18	—	4,566
CNY	24,867,075	USD	3,917,000	CIT	05/09/18	38,100	—
CNY	5,863,895	USD	926,000	HSB	05/09/18	6,651	—
COP	5,243,145,600	USD	1,848,000	CIT	04/12/18	28,256	—
COP	4,055,643,900	USD	1,419,000	CIT	05/29/18	30,241	—
COP	2,856,603,750	USD	1,001,000	SCB	05/09/18	20,715	—
CZK	43,281,860	EUR	1,702,000	CIT	04/26/18	1,344	—
CZK	15,015,288	USD	731,000	JPM	04/26/18	—	2,872
EUR	1,696,747	USD	2,120,000	CIT	05/25/18	—	24,641
GHS	2,194,020	USD	478,000	CIT	05/07/18	11,108	—
GHS	1,922,210	USD	422,000	SCB	04/23/18	9,099	—
GHS	2,549,780	USD	529,000	SCB	07/09/18	25,674	—
HUF	696,965,475	USD	2,778,000	JPM	04/27/18	—	28,673
IDR	10,524,830,000	USD	758,000	CIT	01/07/19	—	9,929
IDR	31,835,040,000	USD	2,287,000	HSB	04/26/18	29,059	—
IDR	2,958,460,000	USD	212,000	HSB	01/07/19	—	1,722
IDR	16,817,723,000	USD	1,217,000	SCB	04/06/18	6,018	—
INR	56,283,570	USD	861,000	CIT	05/08/18	770	—
INR	95,129,840	USD	1,460,615	HSB	04/09/18	53	—
INR	222,192,284	USD	3,443,000	SCB	04/20/18	—	33,278
KRW	2,039,193,240	USD	1,907,000	SCB	04/12/18	12,877	—
KZT	331,014,000	USD	1,032,000	CIT	04/06/18	4,617	—
KZT	482,313,000	USD	1,490,000	CIT	04/26/18	15,549	—
KZT	376,763,400	USD	1,170,000	SCB	05/25/18	1,164	—
NGN	383,980,000	USD	1,052,000	CIT	06/19/18	54,751	—
NGN	312,750,000	USD	834,000	HSB	12/27/18	23,948	—
NGN	324,996,000	USD	876,000	JPM	09/19/18	37,834	—
NGN	382,402,000	USD	1,052,000	SCB	05/21/18	60,703	—
NGN	301,444,500	USD	798,000	SCB	12/27/18	28,934	—
PEN	6,450,724	USD	1,973,000	HSB	05/18/18	23,537	—
PEN	3,100,383	USD	947,000	SCB	04/16/18	13,587	—
PHP	154,698,638	USD	3,049,000	JPM	04/12/18	—	87,607
PLN	9,803,244	USD	2,889,000	JPM	04/16/18	—	24,928
PLN	2,767,785	USD	813,000	SCB	04/30/18	—	4,147

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2018 (unaudited)

Forward Currency Contracts open at March 31, 2018 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
RUB	60,768,900	USD	1,065,000	SCB	04/16/18	$—	$6,084
RUB	98,867,463	USD	1,723,000	SCB	05/16/18	—	6,679
SGD	1,837,220	USD	1,406,000	SCB	05/31/18	—	2,996
THB	114,455,818	USD	3,677,000	SCB	05/16/18	—	11,526
TRY	5,866,067	USD	1,353,000	SCB	11/13/18	35,806	—
UAH	14,813,350	USD	503,000	SCB	07/26/18	32,811	—
USD	1,064,170	ARS	21,538,800	HSB	04/05/18	—	5,089
USD	2,318,000	AUD	3,026,307	SCB	06/04/18	—	6,566
USD	1,205,000	BRL	3,999,275	HSB	10/16/18	14,041	—
USD	961,000	CNY	6,161,932	HSB	05/09/18	—	19,053
USD	1,018,000	COP	2,833,094,000	CIT	04/12/18	4,179	—
USD	3,678,000	EUR	2,972,962	CIT	05/25/18	6,607	—
USD	825,000	IDR	11,431,200,000	SCB	04/06/18	—	6,300
USD	1,406,000	JPY	148,137,566	HSB	05/29/18	8,907	—
USD	368,000	MXN	6,981,144	SCB	05/23/18	—	13,038
USD	964,572	RON	3,633,255	CIT	03/15/19	5,760	—
USD	615,000	TRY	2,363,045	CIT	04/05/18	16,575	—
USD	908,000	TRY	3,514,868	SCB	04/05/18	17,884	—
USD	946,000	TRY	3,676,582	SCB	04/05/18	14,931	—
USD	1,089,221	UYU	31,680,000	HSB	04/18/18	—	24,964
USD	1,877,000	ZAR	22,664,963	SCB	04/20/18	—	33,069
USD	148,777	ZAR	1,756,977	SCB	05/16/18	1,233	—
UYU	32,876,480	USD	1,129,000	JPM	04/18/18	27,265	—
UYU	39,045,350	USD	1,345,000	JPM	04/18/18	28,225	—
ZAR	9,245,687	USD	769,000	CIT	05/16/18	7,413	—
ZAR	11,094,773	USD	945,000	SCB	04/20/18	—	9,998
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$789,728	$442,721

Currency Abbreviations:
ARS	— Argentinian Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
NGN	— Nigerian Naira
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
UAH	— Ukranian Hryvnia
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2018 (unaudited)

(*)	Non-income producing security.
(¢)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2018, these securities amounted to 1.0% of net assets.
(¤)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):

Aerospace & Defense	2.0%
Auto Components	1.4
Banks	7.4
Beverages	7.1
Biotechnology	3.2
Building Products	1.7
Capital Markets	5.7
Chemicals	1.0
Communications Equipment	2.4
Containers & Packaging	0.8
Electrical Equipment	1.9
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	1.3
Food Products	1.1
Hotels, Restaurants & Leisure	2.0
Industrial Conglomerates	1.7
Insurance	7.9
Internet Software & Services	5.6
IT Services	7.2
Leisure Products	0.9
Life Sciences Tools & Services	3.5
Machinery	1.7
Metals & Mining	0.8
Multiline Retail	1.5
Personal Products	3.2
Pharmaceuticals	3.5
Professional Services	4.9
Real Estate Management & Development	1.5
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	1.8
Software	3.4
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	1.7
Tobacco	0.8
Trading Companies & Distributors	1.3
Subtotal	96.4
Foreign Government Obligations	13.9
Short-Term Investments	0.7
Total Investments	111.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	May 25, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	May 25, 2018